Fair Value Measurement - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between level 1 and level 2 fair value measurements	$ 0
Impairment loss related to investments, goodwill and acquired intangible assets	1,517	$ 0		$ 0
Impairment loss on equity method investment	6,374	343	$ 679
Impairment loss on equity method investment without readily determinable fair value	546	0	0
Impairment losses related to acquired intangible assets	0	0	0
Goodwill impairment loss	$ 1,517
Measurement Input, Price Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination contingent consideration liability measurement input	0.05	0.05
Measurement Input, Price Volatility | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.446	0.488
Measurement Input, Price Volatility | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.575	0.55
Measurement Input, Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination contingent consideration liability measurement input	0.149
Discount rate			20.0
Measurement Input, Discount Rate | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	30.0	30.0
Measurement Input, Discount Rate | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	34.0	38.0
Measurement Input, Expected Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life of investment		2 years 2 months 1 day	3 years 2 months 1 day
Business combination contingent consideration liability term		5 months 23 days
Measurement Input, Expected Term | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life of investment	3 years 1 month 6 days
Expected life of investment		3 years 9 months 18 days
Measurement Input, Expected Term | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life of investment	3 years 4 months 24 days
Expected life of investment		5 years 3 months 18 days